Note 32 - Subsequent Events (Details Textual) $ / shares in Units, ر.س in Millions, $ in Millions	Feb. 20, 2019 USD ($) $ / shares	Feb. 05, 2019 USD ($) t	Nov. 21, 2018 USD ($) $ / shares	May 23, 2018 USD ($) $ / shares	Nov. 22, 2017 USD ($) $ / shares	May 24, 2017 USD ($) $ / shares	Nov. 23, 2016 $ / shares	May 25, 2016 USD ($) $ / shares	Nov. 25, 2015 $ / shares	Feb. 13, 2019 USD ($)	Jan. 21, 2019 USD ($) t	Jan. 21, 2019 SAR (ر.س) t	Nov. 01, 2017 $ / shares	May 03, 2017 $ / shares	May 04, 2016 $ / shares
Statement Line Items [Line Items]
Dividends payable, amount per share including interim dividend														$ 0.41	$ 0.45
Dividends payable, amount per ads including interim dividend														$ 0.82	$ 0.90
Dividends paid, ordinary shares per share			$ 0.13	$ 0.28	$ 0.13	$ 0.28	$ 0.13	$ 0.30	$ 0.15
Dividends paid, per ads			$ 0.26	$ 0.56	$ 0.26	$ 0.56	$ 0.26	$ 0.60	$ 0.30
Dividends recognised as distributions to owners | $			$ 153.0	$ 484.0	$ 153.0	$ 484.0		$ 531.2
Dividends payable, amount per ads													$ 0.26
Several banks, to refinance obligations [member]
Statement Line Items [Line Items]
Debt service coverage ratio, covered, percent										22.00%
Letters of credit, covered | $										$ 9.8
Major business combination [member] | Techgen s.a. [member] | Several banks, to refinance obligations [member]
Statement Line Items [Line Items]
Debt instruments issued | $										$ 640.0
Major business combination [member] | Welded pipe plant in West Siberia [member]
Statement Line Items [Line Items]
Manufacturing capacity, steel pipes | t		300,000
Proportion of ownership interest in joint venture		49.00%
Investments in joint ventures | $		$ 240.0
Major business combination [member] | Welded pipe plant in West Siberia [member] | PAO Severstal [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture		51.00%
Dividends proposed after the reporting period [member]
Statement Line Items [Line Items]
Dividends payable, amount per share including interim dividend	$ 0.41
Dividends payable, amount per ads including interim dividend	$ 0.82
Dividends payable including interim dividends | $	$ 484.0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.28
Dividends payable, amount per ads	$ 0.56
Dividend payables | $	$ 331.0
Saudi Steel Pipe Company [member] | Major business combination [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired											47.79%	47.79%
Cash transferred											$ 141.0	ر.س 529.8
Manufacturing capacity, steel pipes | t											360,000	360,000
Total assets and liabilities acquired | $											$ 112.0